Parent Company Only Financial Information - Condensed Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Income tax benefit	$ 2,321	$ 1,590
Net loss	(2,231)	(2,461)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	106	51
Expenses	(1,222)	(172)
Income tax benefit	319	46
Loss before net loss of subsidiary	(797)	(75)
Net loss of subsidiary	(1,434)	(2,386)
Net loss	$ (2,231)	$ (2,461)